Current liabilities - trade and other payables	6 Months Ended
Dec. 31, 2023
Current liabilities - trade and other payables [Abstract]
Current liabilities - trade and other payables
Note 12. Current liabilities - trade and other payables

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Trade payables	4,722	6,712
Other payables	191	1,628

	4,913	8,340

Refer to note 18 for further information on financial risk management.